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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597

                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                    PIONEER
                                    -------
                                    TAX FREE
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/04

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
-----------------------------------------------
Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               7
Schedule of Investments                      10
Financial Statements                         20
Notes to Financial Statements                28
Trustees, Officers and Service Providers     33
Retirement Plans from Pioneer                34

Pioneer Tax Free Income Fund

================================================================================
LETTER TO SHAREOWNERS 6/30/04
================================================================================

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectuses contain that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
PORTFOLIO SUMMARY 6/30/04

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

AAA                                                                        34.6%
AA                                                                         10.6%
A                                                                           6.7%
BBB                                                                        38.2%
BB & Lower                                                                  9.9%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

0-1 Years                                                                   2.6%
1-3 Years                                                                   9.8%
3-6 Years                                                                  20.5%
6-8 Years                                                                  36.3%
8-10 Years                                                                  7.4%
10+ Years                                                                  23.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

--------------------------------------------------------------------------------------------
 1.  Michigan State Hospital Finance Authority, 5.5%, 11/1/14                          2.96%
--------------------------------------------------------------------------------------------
 2.  Bucksport Maine Solid Waste Disposal, 4.0%, 3/1/14                                2.82
--------------------------------------------------------------------------------------------
 3.  Montana State Health Authority, 9.082%, 2/25/25                                   2.44
--------------------------------------------------------------------------------------------
 4.  Brazos River Authority Pollution Control Revenue, 7.7%, 4/1/33                    2.43
--------------------------------------------------------------------------------------------
 5.  Nebraska Investment Finance Authority Single Family Mortgage Revenue,
     10.352%, 3/1/26                                                                   2.04
--------------------------------------------------------------------------------------------
 6.  Lowndes County Mississippi Solid Waste Disposal & Pollution Control
     Revenue, 6.8%, 4/1/22                                                             2.04
--------------------------------------------------------------------------------------------
 7.  District of Columbia Tobacco Settlement Financing Corp., 6.75%,
     5/15/40                                                                           2.00
--------------------------------------------------------------------------------------------
 8.  Hillsborough County Florida Industrial Development Authority Pollution Control
     Revenue, 5.1%, 10/1/13                                                            1.82
--------------------------------------------------------------------------------------------
 9.  Becker, Minnesota Pollution Control Revenue Northern States
     Power "A" Conversions, 8.5%, 4/1/30                                               1.74
--------------------------------------------------------------------------------------------
10.  Wayne Charter County SPL, 6.75%, 12/1/15                                          1.68
--------------------------------------------------------------------------------------------

* This list excludes money market and derivative investments. Fund holdings will vary for other periods.

Pioneer Tax Free Income Fund

================================================================================
PERFORMANCE UPDATE 6/30/04                                        CLASS A SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04      12/31/03
                          $11.24       $11.70
                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.272       $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Tax Free Income Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)

             Net Asset    Public Offering
Period         Value          Price*
10 Years       5.53%           5.05%
5 Years        4.84            3.89
1 Year         1.55           -3.04

--------------------------------------------------------------------------------

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                        Pioneer        Lehman Brothers
                        Tax Free       Municipal
                        Income Fund*   Bond Index
6/94                       9,550         10,000
                           9,428          9,924
                          11,015         11,657
6/96                      11,408         12,173
                          12,428         13,294
6/98                      13,198         14,156
                          12,632         13,863
6/00                      14,101         15,482
                          14,683         16,276
6/02                      15,720         17,837
                          16,632         18,788
6/04                      16,358         18,658

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund

================================================================================
PERFORMANCE UPDATE 6/30/04                                        CLASS B SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04      12/31/03
                          $11.14       $11.59
                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.2272      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)

                   If          If
Period            Held      Redeemed*
Life-of-Class
(4/28/95)         4.53%        4.53%
5 Years           4.02         3.86
1 Year            0.79        -3.08

--------------------------------------------------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines to zero over six years.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                        Pioneer        Lehman Brothers
                        Tax Free       Municipal
                        Income Fund*   Bond Index
4/95                       10,000        10,000
                           10,794        10,957
6/96                       11,081        11,443
                           11,985        12,497
6/98                       12,635        13,307
                           12,002        13,032
6/00                       13,296        14,553
                           13,745        15,300
6/02                       14,593        16,767
                           15,320        17,661
6/04                       15,020        17,539

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund

================================================================================
PERFORMANCE UPDATE 6/30/04                                        CLASS C SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04      12/31/03
                          $11.07       $11.52
                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.2286      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)

                      If          If
Period               Held      Redeemed*
Life-of-Class
(1/31/96)            3.97%       3.97%
5 Years              4.05        4.05
1 Year               0.82        0.82

--------------------------------------------------------------------------------

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                        Pioneer        Lehman Brothers
                        Tax Free       Municipal
                        Income Fund*   Bond Index
1/96                       10,000        10,000
                           10,220        10,364
                           11,070        11,319
6/98                       11,661        12,052
                           11,086        11,803
6/00                       12,260        13,181
                           12,675        13,858
6/02                       13,478        15,187
                           14,157        15,996
6/04                       13,880        15,885

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund

================================================================================
PERFORMANCE UPDATE 6/30/04                                        CLASS Y SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04      12/31/03
                          $11.18       $11.64
                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.2924      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)

                      If          If
Period               Held      Redeemed*
Life-of-Class
(2/28/02)            2.56%       2.56%
1 Year               1.83        1.83

--------------------------------------------------------------------------------

* Assumes reinvestment of distributions.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                        Pioneer        Lehman Brothers
                        Tax Free       Municipal
                        Income Fund*   Bond Index
2/02                       10,000        10,000
                           10,140        10,645
                           10,769        11,212
6/04                       10,609        11,135

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
================================================================================

While yields and prices on municipal bonds fluctuated widely during the first half of 2004, on June 30, 2004, yields were higher and prices were lower than they had been six months before. In this environment, the Fund distributed a relatively high level of tax-free income to shareholders. In the following interview, David Eurkus, a member of Pioneer's Fixed-Income management team, discusses some of the factors that had an impact on the municipal bond market and your Fund.

Q: How did the Fund perform?

A: For the six-month period ended June 30, 2004, Pioneer Tax Free Income Fund's
   Class A shares produced a -1.65% return; Class B shares returned -1.96%; and Class C shares -1.96%, all at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index returned -0.68%, and the average return of the 302 funds in the Lipper General Municipal Debt Funds Category was -0.99%. Lipper is an independent monitor of mutual fund performance. While we shortened the duration of the Fund, we did not reduce it so much as to sacrifice yield. The funds in the Lipper category have a much shorter duration than the Fund; and that difference in duration accounted for the underperformance relative to Lipper. (Duration measures a bond's sensitivity to interest rate changes. In a rising interest rate environment, a shorter duration is usually advantageous because it mitigates price erosion.) The Fund's Class A shares generated a 30-day SEC tax-free yield of 5.23% as of June 30, 2004. That translates into a taxable equivalent yield of 8.05%, based on the maximum federal income-tax rate of 35%.

Q: Why did the Fund underperform the benchmark?

A: The relative underperformance of the Fund's tobacco bonds, which accounted for about 9% of net assets, was the primary detractor from performance versus the Lehman Brothers Municipal Bond Index. While tobacco bonds provided a very high level of income, their prices declined because certain court rulings regarding tobacco companies were interpreted negatively by the investment community. The Fund's allocation to transportation bonds, which was about 4% of net assets, also detracted from performance. During the period, Delta Airlines raised the possibility of filing for

Pioneer Tax Free Income Fund

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
================================================================================

   bankruptcy. While we did not hold Delta bonds, nearly all airline bonds were negatively affected by the company's announcement. The Fund's 34.6% allocation to AAA-rated bonds also held back total return.

Q: What was the investment environment like during the period?

A: There were two distinct environments during the period. For the first quarter of 2004, interest rates continued to decline, because investors were not sure about the sustainability of the economic recovery. As we moved into the second quarter, however, data began to indicate that the economy was on a relatively strong recovery course and that hundreds of thousands of new jobs had been created. The strong jobs numbers sparked concerns about accelerating inflation and higher interest rates. Against this backdrop, yields on both taxable and tax-free bonds rose sharply. While yields moved higher across all maturities, those on short-term bonds went up the most.

Q: What contributed to performance?

A: The declining interest rates in the first quarter of 2004 were a substantial help to performance. Also, the higher-yielding - or below investment-grade - bonds in the portfolio aided results.

Q: What were the principal strategies used in managing the Fund?

A: In keeping with the Fund's guidelines, we maintained our strategy of keeping up to 10% of net assets in below investment-grade securities, which enhanced the Fund's income and performance. The rest of the portfolio was invested in investment-grade bonds. We focused on economically sensitive market sectors, areas in which the underlying credit quality of fixed-income securities tends to improve during periods of economic recovery. These sectors included the hospital/health care, transportation, and power/energy parts of the market. As mentioned above, to moderate the Fund's price decline as interest rates rose, we shortened duration.

Pioneer Tax Free Income Fund

================================================================================

================================================================================

Q: What is your outlook?

A: We believe the economy will continue on a positive growth path. The Fed boosted rates by 0.25% on June 30, and we expect the central bank to continue making modest rate hikes over the second half of 2004. The Fed's actions could push short-term yields higher. We believe the possibility of higher interest rates will increase the level of income to the Fund. At the same time, the portfolio's shorter duration will help guard against the possibility of price loss as interest rates begin to rise.

   Another factor that could benefit the Fund is the significant decline in the issuance of new bonds. In 2003, low interest rates made it attractive for municipalities to borrow money in record numbers. In 2004, new issuance could be down as much as 20%. While supply may be down, demand remains constant. This supply/demand dynamic can raise the value of certain municipal bonds.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
================================================================================

                    S&P/
                  Moody's
   Principal      Ratings
    Amount     (unaudited)                                                                 Value
                             TAX EXEMPT OBLIGATIONS - 100.0%
                             Arizona - 2.7%
 $ 4,000,000      BBB/Baa2   Maricopa County Pollution Control Revenue,
                               2.9%, 6/1/35                                         $  3,797,640
   1,000,000      AAA/Aaa    Maricopa County School District, 7.0%, 7/1/07             1,123,530
   1,000,000      AAA/Aaa    Maricopa County School District, 7.0%, 7/1/08             1,148,590
   2,400,000      AAA/Aaa    Scottsdale Memorial Hospital, 5.5%, 9/1/12                2,668,608
                                                                                    ------------
                                                                                    $  8,738,368
                                                                                    ------------
                             California - 2.7%
   4,525,000      BBB/Baa3   Golden State Tobacco Securitization, 7.8%, 6/1/42      $  4,567,852
   1,300,000      BBB/Baa3   Golden State Tobacco Securitization, 7.875%, 6/1/42       1,318,538
   3,000,000      BBB/Baa3   Golden State Tobacco Securitization, 7.9%, 6/1/42         3,047,550
                                                                                    ------------
                                                                                    $  8,933,940
                                                                                    ------------
                             Colorado - 1.5%
      75,000       NR/Aa2    Colorado Housing Finance Authority, Series A-3,
                               7.0%, 11/1/16                                        $     75,787
     120,000       NR/Aa2    Colorado Housing Finance Authority, Series B-2,
                               7.45%, 11/1/27                                            121,859
     390,000       NR/Aa2    Colorado Housing Finance Authority, Series B-3,
                               6.55%, 5/1/25                                             394,992
      50,000      N/R/Aa2    Colorado Housing Finance Authority, Series C-2,
                               7.45%, 6/1/17                                              50,766
   3,575,000      AAA/Aaa    Douglas County School District Region 1, 7.0%,
                               12/15/13                                                4,407,224
                                                                                    ------------
                                                                                    $  5,050,628
                                                                                    ------------
                             Connecticut - 0.3%
      35,000       AA/Aa3    Connecticut State General Obligation, 6.0%, 10/1/04    $     35,409
   1,000,000       AA/NR     Connecticut State Health & Education, 5.5%, 7/1/17        1,060,440
                                                                                    ------------
                                                                                    $  1,095,849
                                                                                    ------------
                             District of Columbia - 2.0%
   7,500,000       A+/A1     District of Columbia Tobacco Settlement Financing
                               Corp., 6.75%, 5/15/40                                $  6,594,600
                                                                                    ------------
                                                                                    $  6,594,600
                                                                                    ------------
                             Florida - 5.5%
   6,000,000      AAA/Aaa    Hillsborough County Florida Industrial Development
                               Authority Pollution Control Revenue, 5.1%,
                               10/1/13                                              $  6,001,500


The accompanying notes are an integral part of these financial statements.    10

Pioneer Tax Free Income Fund

================================================================================

================================================================================

                    S&P/
                  Moody's
   Principal      Ratings
    Amount     (unaudited)                                                                Value
                             Florida - (continued)
 $   160,000      N/R/Aaa    Manatee County Housing Revenue, 7.2%, 5/1/28          $    171,674
   1,000,000     BBB-/Baa3   Miami Beach Health Facilities Authority, 6.7%,
                               11/15/19                                               1,017,950
   2,000,000     BBB-/Baa3   Miami Beach Health Facilities Authority, 6.8%,
                               11/15/31                                               2,025,980
   5,000,000      AAA/Aaa    Palm Beach County Public Improvement Revenue,
                               5.0%, 11/1/30                                          5,359,250
   2,000,000       AAA/NR    Seminole Tribe Convention-A1, 10.0%, 10/1/33             2,379,640
   1,000,000       AAA/NR    Seminole Tribe Convention-A1, 8.95%, 10/1/33             1,153,000
                                                                                   ------------
                                                                                   $ 18,108,994
                                                                                   ------------
                             Illinois - 7.3%
   5,000,000      AAA/Aaa    Chicago Board of Education, 5.75%, 12/1/27            $  5,509,300
     615,000      N/R/Aaa    Chicago Illinois Single Family Mortgage, 6.45%,
                               9/1/29                                                   618,708
   1,000,000      N/R/Ba3    Illinois Health Facilities Authority Revenue, 6.7%,
                               3/1/14                                                   824,620
   1,145,000       A+/A1     Illinois Housing Development Authority Revenue
                             Multi-Family Housing, 7.0%, 7/1/23                       1,436,437
   1,735,000      AA+/Aa2    Kane County Illinois School District #129 Aurora
                               West Side, 6.0%, 2/1/20                                1,929,025
   1,000,000      AAA/Aaa    Kane County Illinois School District #129 Aurora
                               West Side, 6.0%, 2/1/22                                1,105,060
   4,780,000      Aaa/AAA    Metropolitan Pier & Exposition Authority Dedicated
                               State Tax Revenue, 8.5%, 6/15/06                       5,350,780
     190,000      Aaa/AAA    Metropolitan Pier & Exposition Authority Dedicated
                               State Tax Revenue, 8.5%, 6/15/06                         211,516
   3,385,000      AAA/Aaa    Metropolitan Pier & Exposition Authority Dedicated
                               State Tax Revenue, 8.5%, 6/15/06                       3,791,302
   3,000,000      AAA/Aaa    University of Illinois Revenue, 5.75%, 1/15/16           3,275,700
                                                                                   ------------
                                                                                   $ 24,052,448
                                                                                   ------------
                             Indiana - 3.6%
     750,000      AAA/N/R    Indiana Bond Bank, 6.75%, 2/1/17                      $    788,047
     315,000      N/R/Aaa    Indiana State Housing Finance, Single Family
                               Mortgage Revenue, 5.95%, 7/1/13                          319,999
   1,000,000      AAA/Aaa    Indiana University Revenue, 5.8%, 11/15/10               1,125,370
   3,815,205       NR/NR     Indianapolis Industry Airport Authority Revenue,
                               6.5%, 11/15/31                                           724,889


The accompanying notes are an integral part of these financial statements.    11

Pioneer Tax Free Income Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

                    S&P/
                  Moody's
   Principal      Ratings
    Amount     (unaudited)                                                           Value
                             Indiana - (continued)
 $ 3,400,000       AA/Aa     Indianapolis Local Public Improvement Board
                               Revenue, 6.0%, 1/10/20                         $  3,912,210
   1,400,000       A+/N/R    Indianapolis Local Public Improvement Board
                               Board Revenue, 6.75%, 2/1/14                      1,662,136
   1,000,000        A+/A     Lawrence Township Metropolitan School District
                               Revenue, 6.75%, 7/5/13                            1,194,600
   2,000,000      N/R/Aaa    Sarah Scott Middle School Revenue, 5.75%,
                               1/15/19                                           2,159,240
                                                                              ------------
                                                                              $ 11,886,491
                                                                              ------------
                             Kentucky - 0.4%
   1,095,000      AAA/Aaa    Kenton County Water District #1, 5.8%, 2/1/15    $  1,164,960
                                                                              ------------
                                                                              $  1,164,960
                                                                              ------------
                             Lousiana - 0.4%
   1,190,000      BBB/Baa2   Louisiana Public Facilities Authority Revenue,
                               6.25%, 10/1/11                                 $  1,158,477
                                                                              ------------
                                                                              $  1,158,477
                                                                              ------------
                             Massachusetts - 7.6%
   1,500,000      BBB-/NR    Massachusetts State Development Finance
                               Agency, 6.375%, 7/1/23                         $  1,594,605
   2,000,000      AAA/Aaa    Massachusetts Health & Educational Facilities
                               Authority Revenue, 5.0%, 7/1/23                   2,003,120
   5,000,000      AAA/Aaa    Massachusetts Health & Educational Facilities
                               Authority Revenue, 5.25%, 7/1/19                  5,457,400
   5,290,000       AA-/A1    Massachusetts Health & Educational Facilites
                               Authority Revenue, 5.75%, 7/1/32                  5,474,991
   1,750,000      BBB/Baa2   Massachusetts Health & Educational Facilities
                               Authority Revenue, 5.75%, 7/1/28                  1,605,432
   1,000,000       AA-/A1    Massachusetts Health & Educational Facilities
                               Authority Revenue, 6.0%, 7/1/18                   1,087,780
   1,250,000       Aa1/AA    Massachusetts Health & Educational Facilties
                               Authority Revenue, 6.25% 7/1/22                   1,270,625
   1,145,000      BBB+/NR    Massachusetts Health & Educational Facitilties
                               Authority Revenue, 6.25%, 10/1/31                 1,161,717
   2,000,000      BBB/Baa2   Massachusetts Health & Educational Facilities
                               Authority Revenue, 6.5%, 7/1/21                   2,084,880

12    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

================================================================================

================================================================================

                    S&P/
                  Moody's
   Principal      Ratings
    Amount     (unaudited)                                                             Value
                             Massachusetts - (continued)
 $ 2,000,000      BBB/Baa2   Massachusetts Health & Educational Facilites
                               Authority Revenue, 6.625%, 7/1/32                $  2,048,840
   1,000,000      BBB/Baa2   Massachusetts Health & Educational Facilities
                               Authority Revenue, 6.75%, 7/1/16                    1,073,100
                                                                                ------------
                                                                                $ 24,862,490
                                                                                ------------
                             Maine - 2.8%
  10,000,000      BBB/Baa2   Bucksport Maine Solid Waster Disposal, 4.0%,
                               3/1/14                                           $  9,280,000
                                                                                ------------
                                                                                $  9,280,000
                                                                                ------------
                             Michigan - 6.2%
   1,500,000      BBB-/NR    John Tolfree Health System, 6.0%, 9/15/23          $  1,412,730
   9,230,000        A/A2     Michigan State Hospital Finance Authority, 5.5%,
                               11/1/14                                             9,732,297
   4,000,000      BBB/Baa3   Michigan State Hospital Finance Authority, 6.0%,
                               2/1/24                                              3,800,720
   6,485,000       BB/Ba2    Wayne Charter County SPL, 6.75%, 12/1/15              5,534,558
                                                                                ------------
                                                                                $ 20,480,305
                                                                                ------------
                             Minnesota - 1.7%
   5,000,000       NR/NR     Becker, Minnesota Pollution Control Revenue
                               Northern States Power "A" Conversions, 8.5%,
                               4/1/30                                           $  5,722,800
                                                                                ------------
                                                                                $  5,722,800
                                                                                ------------
                             Missouri - 0.3%
     805,000      AAA/N/R    Missouri State Housing Development Common
                               Mortgage Revenue, Single Family, Series B-2,
                               6.4%, 3/1/29                                     $    809,653
                                                                                ------------
                                                                                $    809,653
                                                                                ------------
                             Mississippi - 2.0%
   6,000,000        A/A3     Lowndes County Mississippi Solid Waste Disposal
                               & Pollution Control Revenue, 6.8%, 4/1/22        $  6,712,320
                                                                                ------------
                                                                                $  6,712,320
                                                                                ------------
                             Montana - 2.9%
   1,500,000     BBB+/ Baa2  Forsyth Pollution Control Revenue, 5.2%, 5/1/33    $  1,558,365
   8,000,000      AAA/Aaa    Montana State Health Authority, 9.082%, 2/25/25       8,036,480
                                                                                ------------
                                                                                $  9,594,845
                                                                                ------------


The accompanying notes are an integral part of these financial statements.    13

Pioneer Tax Free Income Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

                    S&P/
                  Moody's
   Principal      Ratings
    Amount     (unaudited)                                                           Value
                             North Carolina - 0.3%
 $ 2,000,000       NR/NR     Charlotte North Carolina Special Facilities
                               Revenue, 7.75%, 2/1/28                         $  1,069,280
                                                                              ------------
                                                                              $  1,069,280
                                                                              ------------
                             North Dakota - 0.6%
     680,000      N/R/Aa3    North Dakota State Housing Finance Agency
                               Revenue, 5.8%, 7/1/18                          $    700,488
   1,050,000      N/R/Aa3    North Dakota State Housing Finance Agency
                               Revenue, 6.0%, 7/1/20                             1,085,437
                                                                              ------------
                                                                              $  1,785,925
                                                                              ------------
                             Nebraska - 2.5%
   1,325,000      AAA/Aaa    Municipal Energy Agency, 6.0%, 4/1/08            $  1,463,529
   5,900,000      AAA/Aaa    Nebraska Investment Finance Authority Single
                               Family Mortgage Mortgage Revenue,
                               10.352%, 3/1/26                                   6,725,292
                                                                              ------------
                                                                              $  8,188,821
                                                                              ------------
                             New Hampshire - 2.4%
   4,000,000      AAA/Aaa    Manchester New Hampshire School Revenue,
                               5.5%, 6/1/28                                   $  4,191,880
   2,000,000     BBB+/Baa1   New Hampshire Health & Educational Facilities
                               Authority Revenue, 5.75%, 7/1/22                  1,969,180
   1,250,000       A+/A2     New Hampshire Health & Education Facilities
                               Authority Revenue, 5.75%, 10/1/31                 1,273,212
     475,000      N/R/Aa3    New Hampshire State Housing Finance Authority,
                               6.125%, 1/1/20                                      488,927
                                                                              ------------
                                                                              $  7,923,199
                                                                              ------------
                             New Jersey - 3.1%
   5,185,000       NA/BBB    New Jersey Economic Development Authority
                               Special Facility Revenue, 7.0%, 11/15/30       $  4,018,531
   2,000,000      BBB/Baa2   Tobacco Settlement Financing Corp., NJ,
                               6.25%, 6/1/43                                     1,622,640
   5,215,000      A-/Baa2    Tobacco Settlement Financing Corp., NJ,
                               6.75%, 6/1/39                                     4,645,626
                                                                              ------------
                                                                              $ 10,286,797
                                                                              ------------


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Tax Free Income Fund

================================================================================

================================================================================

                    S&P/
                  Moody's
   Principal      Ratings
    Amount     (unaudited)                                                                Value
                             New York - 4.2%
 $ 1,000,000      NR/Baa3    Albany Individual Development, 6.0%, 7/1/19           $  1,042,330
   6,900,000       BB-/B2    New York City, NY, Industrial, 6.9%, 8/1/24              4,304,289
   4,000,000      AA+/Aa2    New York NY City Transportation Finance Authority
                               Revenue, 5.25%, 2/1/18                                 4,253,760
   2,000,000       NR/NR     New York NY City Transportation Finance Authority
                               Revenue, 5.5%, 11/1/26*                                2,196,980
   2,000,000        A/A2     New York NY, Series G, 5.0%, 8/1/14                      2,099,160
                                                                                   ------------
                                                                                   $ 13,896,519
                                                                                   ------------
                             Ohio - 3.2%
   1,500,000       BBB+/     Arkon Bath Copley Joint Township Hospital District,
                    Baa1       5.375%, 11/15/24                                    $  1,349,820
   2,870,000      AAA/Aaa    Cleveland Ohio General Obligation, 5.75%, 8/1/13         3,264,137
     500,000      AA-/Aa3    Ohio State Building Authority Revenue, 6.0%,
                               10/1/08                                                  557,965
   2,800,000     BBB/ Baa2   Ohio Water Development Authority Pollution Control
                               Facilities Revenue, 7.7%, 8/1/25                       2,993,396
   1,000,000      AAA/Aaa    University of Cincinnati, 5.75%, 6/1/18                  1,109,590
   1,000,000      AAA/Aaa    University of Cincinnati, 5.75%, 6/1/19                  1,105,980
                                                                                   ------------
                                                                                   $ 10,380,888
                                                                                   ------------
                             Oklahoma - 1.7%
   2,220,000      AAA/AAA    Tulsa Municipal Airport Revenue, 6.25%, 6/1/20        $  1,687,511
   4,350,000     Caa2/ CCC   Tulsa Municipal Airport Revenue, 7.35%, 12/1/11          3,927,920
                                                                                   ------------
                                                                                   $  5,615,431
                                                                                   ------------
                             Oregon - 1.4%
   1,165,000       AAA/NR    Jackson County School District Np. 4, 5.5%,
                               6/15/17                                             $  1,264,095
     500,000       BBB/NR    Klamath Falls Inter-Community Hospital Authority
                               Revenue 6.125%, 9/1/22                                   517,130
   1,000,000      N/R/Aaa    Portland Urban Development, 5.75% 6/15/08                1,107,130
   1,650,000      AAA/N/R    Wasco County School District, 5.5%, 6/15/19              1,837,737
                                                                                   ------------
                                                                                   $  4,726,092
                                                                                   ------------
                             Pennsylvania - 2.4%
   1,000,000      BBB-/NR    Columbia County PA Hospital Authority, 5.8%,
                               6/1/19                                              $    850,260
   5,000,000      BBB/Baa3   Delaware County Pennsylvania Industrial
                               Development Authority Revenue, 6.2%, 7/1/19            5,122,350


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

                    S&P/
                  Moody's
   Principal      Ratings
    Amount     (unaudited)                                                               Value
                             Pennsylvania - (continued)
 $ 1,800,000      BBB/Baa2   Lehigh County General Purpose Authority Revenue,
                               5.25%, 8/15/23*                                    $  1,720,404
     250,000       A-/NR     Sayre Health Care Facility Authority Revenue,
                               5.75%, 12/1/21                                          255,523
                                                                                  ------------
                                                                                  $  7,948,537
                                                                                  ------------
                             Puerto Rico - 2.3%
   5,000,000      AAA/Aaa    Puerto Rico Electric Power, 0.0%, 7/1/17*            $  2,708,750
   3,305,000      AAA/Aaa    Puerto Rico Electric Power, 0.0%, 7/1/17*               1,790,484
   2,650,000      AAA/Aaa    Puerto Rico Municipal Financial Agency, 5.875%,
                               8/1/14                                                2,969,219
                                                                                  ------------
                                                                                  $  7,468,453
                                                                                  ------------
                             Rhode Island - 0.5%
     480,000      BBB/Baa2   Rhode Island State Health & Education Facilities
                               Authorities, 6.375%, 8/15/21                       $    498,710
     250,000      BBB/Baa2   Rhode Island State Health & Education Facilities
                               Authorities, 6.5%, 8/15/32                              258,052
   1,000,000      BBB/Baa2   Tobacco Settlement Financing Corp., 6.25%, 6/1/42         812,120
                                                                                  ------------
                                                                                  $  1,568,882
                                                                                  ------------
                             South Carolina - 3.3%
   4,000,000       NR/NR     Georgetown County South Carolina Pollution
                               Control Facilities Revenue, 5.125%, 2/1/12         $  4,095,720
     385,000      N/R/Aa2    South Carolina Housing Finance & Development
                               Authority Mortgage Revenue, Series A-1,
                               6.2%, 7/1/09                                            393,166
   4,000,000      BBB/Baa2   South Carolina Jobs Economic Development
                               Authority Hospital Hospital Facilities Revenue,
                               6.875%, 8/1/27                                        4,289,880
   2,500,000      A-/Baa2    Tobacco Settlement Revenue Management,
                               6.375%, 5/15/30                                       2,106,050
                                                                                  ------------
                                                                                  $ 10,884,816
                                                                                  ------------
                             South Dakota - 0.8%
   1,235,000       N/R/A1    South Dakota Conservancy District Revenue,
                               5.625%, 8/1/17                                     $  1,319,758
   1,255,000      AAA/Aaa    South Dakota State Lease, Revenue, 8.0%, 9/1/05         1,343,879
                                                                                  ------------
                                                                                  $  2,663,637
                                                                                  ------------


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Tax Free Income Fund

================================================================================

================================================================================

                    S&P/
                  Moody's
   Principal      Ratings
    Amount     (unaudited)                                                                 Value
                             Tennessee - 0.8%
 $ 1,000,000      NR/Baa2    Knox County Health Facility, 6.375%, 4/15/22           $    986,910
   1,500,000      NR/Baa2    Knox County Health Facility, 6.5%, 4/15/31                1,471,650
                                                                                    ------------
                                                                                    $  2,458,560
                                                                                    ------------
                             Texas - 12.0%
   4,000,000      BBB/Baa2   Brazos River Authority Pollution Control Revenue,
                               5.375%, 4/1/19*                                      $  3,882,720
   7,000,000     BBB/ Baa2   Brazos River Authority Pollution Control Revenue,
                               7.7%, 4/1/33                                            8,011,850
     750,000      AAA/Aaa    Carroll Independent School District, 6.75%, 8/15/21         926,407
     850,000      AAA/Aaa    Carroll Independent School District, 6.75%, 8/15/22       1,049,087
   1,000,000       BB+/NR    Georgetown Health Facilities Developement Corp.,
                               6.25% 8/15/29                                             929,000
   1,000,000       A-/A3     Harris County Health Facilties Development
                               Authority, 6.375%, 6/1/29                               1,081,170
   2,310,000      AAA/Aaa    Texas Clear Creek Independent School District
                               General Obligation, 0.0%, 2/1/10*                       1,863,431
   2,050,000      N/R/Aaa    Texas Keller Independent School District General
                               Obligation, 0.0%, 8/15/10*                              1,617,635
   3,000,000      AAA/Aaa    Texas Public Finance Authority Building Revenue,
                               0.0%, 2/1/07*                                           2,786,100
   5,500,000      AAA/Aaa    Texas Public Finance Authority Building Revenue,
                               0.0%, 2/1/08*                                           4,882,240
   2,750,000      AAA/Aaa    Texas Public Finance Authority Building Revenue,
                               0.0%, 2/1/10*                                           2,218,370
   4,500,000      N/R/Baa2   Tomball Hospital Authority, 6.125%, 7/1/23                4,500,630
     250,000      AAA/Aaa    University of Texas Permanent University Fund,
                               8.0%, 7/1/04                                              250,045
   3,500,000       NR/NR     Weslaco Health Facilities, 6.25%, 6/1/25                  3,547,705
   2,000,000      AAA/Aaa    Weslaco Health Facilities, 6.25%, 6/1/32                  2,017,240
                                                                                    ------------
                                                                                    $ 39,563,630
                                                                                    ------------
                             Utah - 1.0%
   2,980,000       AA/N/R    Weber County Municipal Building Authority
                               Revenue, 5.75%, 12/15/19                             $  3,126,944
                                                                                    ------------
                                                                                    $  3,126,944
                                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

                    S&P/
                  Moody's
   Principal      Ratings
    Amount     (unaudited)                                                              Value
                             Washington - 6.0%
 $ 1,150,000      AAA/Aaa    Clark County Public Utility District #1 Water
                               Revenue, 5.5%, 1/1/15                             $  1,189,962
   1,670,000      AAA/Aaa    Clark County Public Utility District #1 Water
                               Revenue, 5.5%, 1/1/15                                1,737,084
   1,500,000      AAA/Aaa    Clark County School District No. 037 Vancouver,
                               5.5%, 12/1/15                                        1,625,355
   1,000,000      AAA/Aaa    King & Snohomish Counties School District
                               No. 417 Northshore, 5.75%, 12/1/14                   1,054,560
     165,000      AA+/Aa1    King County General Obligation, 6.625%, 12/1/15          188,943
   2,250,000      AAA/Aaa    Snohmish County Public Utility District Revenue,
                               5.7%, 12/1/11                                        2,543,940
   2,500,000      N/R/Aaa    Snohomish County Public Utility District Revenue,
                               6.8%, 1/1/20                                         2,974,400
   2,465,000      AAA/Aaa    Spokane Washington Public Facilities, 5.75%,
                               12/1/18                                              2,733,315
   1,950,000      AAA/Aaa    Tobacco Settlement Authority Wahington, 6.5%,
                               6/1/26                                               1,784,504
   4,500,000      AAA/Aaa    Tobacco Settlement Authority Washington, 6.625%,
                               6/1/32                                               3,901,770
                                                                                 ------------
                                                                                 $ 19,733,833
                                                                                 ------------
                             Wisconsin - 1.6%
   1,430,000      AAA/Aaa    Adams-Friendship School District, 6.5%, 4/1/16      $  1,707,520
   3,850,000      BBB+/N/R   Wisconsin State Health & Educational Facilities
                             Authority, 5.6%, 2/15/29                               3,657,616
                                                                                 ------------
                                                                                 $  5,365,136
                                                                                 ------------
                             TOTAL TAX-EXEMPT OBLIGATIONS
                             (Cost $316,717,527 )                                $328,902,548
                                                                                 ------------
   Shares                    TAX-EXEMPT MONEY MARKET MUTUAL
                             FUND - 0.4%
     143,181                 Blackrock Provident Institutional Municipal Fund    $    143,181
                                                                                 ------------
                             TOTAL TAX-EXEMPT MONEY MARKET
                             MUTUAL FUND
                             (Cost $143,181)                                     $    143,181
                                                                                 ------------
                             TOTAL INVESTMENT IN SECURITIES - 98.8%
                             (Cost $316,860,708)(a)(b)(c)                        $329,045,729
                                                                                 ------------
                             OTHER ASSETS AND LIABILITIES - 1.2%                 $  3,969,175
                                                                                 ------------
                             TOTAL NET ASSETS - 100.0%                           $333,014,904
                                                                                 ------------


   The accompanying notes are an integral part of these financial statements.
18

Pioneer Tax Free Income Fund

================================================================================

================================================================================

* Prerefunded bonds have been collaterized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

NR Not rated.

(a) The concentration of investments by type of obligation / market sector is as follows:
    Insured                                                                                         27.0%
    Escrowed in U.S. Government Securities                                                           3.2
    General Obligation                                                                               3.2
    Revenue Bonds:
        Health Revenue                                                                              20.3
        Other                                                                                       16.4
        Pollution Control Revenue                                                                    9.9
        Special Revenue                                                                              9.2
        Transportation Revenue                                                                       4.0
        Housing Revenue                                                                              3.6
        Power Revenue                                                                                1.8
        Education Revenue                                                                            0.8
        Water & Sewer Revenue                                                                        0.6
                                                                                                   -----
                                                                                                   100.0%
                                                                                                   =====
(b) At June 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $316,773,866 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                                            $17,361,277

    Aggregate gross unrealized loss for all investments in which there is an
    excess of value over tax cost                                                             (5,089,414)
                                                                                             -----------
    Net unrealized gain                                                                      $12,271,863
                                                                                             ===========

(c) At December 31, 2003, the Fund had a capital loss carryforward of $11,559,109 of which will expire in 2011, if not utilized.

Purchase and sales of securities (excluding temporary cash investments) for the six months ended
June 30, 2004 aggregated $84,688,885 and $93,775,836, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

================================================================================
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
================================================================================

ASSETS:
  Investment in securities, at value (cost $316,860,708)     $329,045,729
  Receivables -
     Investment securities sold                                   290,674
     Fund shares sold                                             129,746
     Interest                                                   4,719,691
  Other                                                               554
                                                             -------------
       Total assets                                          $334,186,394
                                                             -------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                 $    425,925
     Dividends                                                    410,957
  Due to affiliates                                               287,981
  Accrued expenses                                                 46,627
                                                             -------------
       Total liabilities                                     $  1,171,490
                                                             -------------
NET ASSETS:
  Paid-in capital                                            $332,680,855
  Accumulated net investment income                               195,717
  Accumulated net realized loss on investments                (12,046,689)
  Net unrealized gain on investments                           12,185,021
                                                             -------------
       Total net assets                                      $333,014,904
                                                             =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $301,732,212/26,843,277 shares)          $      11.24
                                                             =============
  Class B (based on $17,987,890/1,614,900 shares)            $      11.14
                                                             =============
  Class C (based on $11,434,555/1,032,892 shares)            $      11.07
                                                             =============
  Class Y (based on $1,860,247/166,327 shares)               $      11.18
                                                             =============
MAXIMUM OFFERING PRICE:
  Class A ($11.24 [divided by] 95.5%)                        $      11.77
                                                             =============
  Class C ($11.07 [divided by] 99.0%)                        $      11.18
                                                             =============


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Tax Free Income Fund

================================================================================
STATEMENT OF OPERATIONS (unaudited)
================================================================================
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Interest                                                                  $ 10,208,078
                                                                            ------------
EXPENSES:
  Management fees                                            $853,903
  Transfer agent fees
     Class A                                                  173,032
     Class B                                                   11,895
     Class C                                                    5,039
  Distribution fees
     Class A                                                  395,540
     Class B                                                   95,662
     Class C                                                   57,006
  Administrative fees                                          35,659
  Custodian fees                                               11,872
  Registration fees                                            46,758
  Professional fees                                            15,007
  Printing                                                    (12,894)
  Fees and expenses of nonaffiliated trustees                   3,208
  Miscellaneous                                                 6,199
                                                              -------
     Total expenses                                                         $  1,697,886
                                                                            ------------
     Less fees paid indirectly                                                    (1,192)
                                                                            ------------
     Net expenses                                                           $  1,696,694
                                                                            ------------
       Net investment income                                                $  8,511,384
                                                                            ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                          $   (487,580)
  Change in net unrealized loss on investments                               (13,595,128)
                                                                            ------------
     Net loss on investments                                                $(14,082,708)
                                                                            ------------
     Net decrease in net assets resulting from operations                   $ (5,571,324)
                                                                            ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                         Six Months
                                                            Ended
                                                           6/30/04          Year Ended
                                                         (unaudited)         12/31/03
FROM OPERATIONS:
Net investment income                                   $  8,511,384       $ 17,373,470
Net realized loss on investments                            (487,580)       (11,200,758)
Change in net unrealized gain (loss) on investments      (13,595,128)        13,553,621
                                                        ------------       ------------
  Net increase (decrease) in net assets resulting
     from operations                                    $ (5,571,324)      $ 19,726,333
                                                        ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.27 and $0.56 per share, respectively)     $ (7,456,733)      $(16,033,317)
  Class B ($0.23 and $0.47 per share, respectively)         (379,464)          (835,009)
  Class C ($0.23 and $0.48 per share, respectively)         (228,792)          (397,118)
  Class Y ($0.29 and $0.61 per share, respectively)          (41,115)           (45,322)
                                                        ------------       ------------
     Total distributions to shareowners                 $ (8,106,104)      $(17,310,766)
                                                        ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 12,763,374       $ 59,941,001
Reinvestment of distributions                              5,651,328         11,848,979
Cost of shares repurchased                               (30,911,800)       (86,912,418)
                                                        ------------       ------------
  Net decrease in net assets resulting from fund
     share transactions                                 $(12,497,098)      $(15,122,438)
                                                        ------------       ------------
  Net decrease in net assets                            $(26,174,526)      $(12,706,871)
NET ASSETS:
Beginning of period                                      359,189,430        371,896,301
                                                        ------------       ------------
End of period (including accumulated net
  investment income (loss) of $195,717 and
  ($122,721), respectively)                             $333,014,904       $359,189,430
                                                        ============       ============


   The accompanying notes are an integral part of these financial statements.
22

Pioneer Tax Free Income Fund

================================================================================

================================================================================
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                     '04 Shares      '04 Amount
                                     (unaudited)     (unaudited)          '03 Shares      '03 Amount
CLASS A
Shares sold                             699,347     $  8,109,799           4,047,068     $ 46,205,591
Reinvestment of distributions           465,655        5,377,271             987,917       11,319,842
Less shares repurchased              (2,208,985)     (25,507,663)         (6,778,027)     (77,395,649)
                                     ----------     ------------          ----------     ------------
  Net decrease                       (1,043,983)    $(12,020,593)         (1,743,042)    $(19,870,216)
                                     ==========     ============          ==========     ============
CLASS B
Shares sold                             166,469     $  1,896,895             527,413     $  5,989,085
Reinvestment of distributions            15,626          178,482              32,707          371,423
Less shares repurchased                (323,711)      (3,708,800)           (451,155)      (5,099,112)
                                     ----------     ------------          ----------     ------------
  Net increase (decrease)              (141,616)    $ (1,633,423)            108,965     $  1,261,396
                                     ==========     ============          ==========     ============
CLASS C
Shares sold                             195,076     $  2,211,184             592,018     $  6,706,856
Reinvestment of distributions             8,423           95,575              13,969          157,714
Less shares repurchased                (148,647)      (1,692,297)           (385,999)      (4,351,752)
                                     ----------     ------------          ----------     ------------
  Net increase                           54,852     $    614,462             219,988     $  2,512,818
                                     ==========     ============          ==========     ============
CLASS Y
Shares sold                              47,399     $    545,496              91,018     $  1,039,469
Less shares repurchased                    (257)          (3,040)             (5,732)         (65,905)
                                     ----------     ------------          ----------     ------------
  Net increase                           47,142     $    542,456              85,286     $    973,564
                                     ==========     ============          ==========     ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                        Six Months
                                                          Ended
                                                         6/30/04     Year Ended  Year Ended  Year Ended   Year Ended    Year Ended
                                                       (unaudited)    12/31/03    12/31/02    12/31/01     12/31/00      12/31/99
CLASS A
Net asset value, beginning of period                    $ 11.70      $  11.61    $  11.47    $  11.70      $  10.98      $  12.02
                                                        -------      --------    --------    --------      --------      --------
Increase (decrease) from investment operations:
 Net investment income                                  $  0.28      $   0.56    $   0.56    $   0.53      $   0.52      $   0.51
 Net realized and unrealized gain (loss) on investments   (0.47)         0.09        0.23       (0.05)         0.72         (1.02)
                                                        -------      --------    --------    --------      --------      --------
   Net increase (decrease) from investment operations   $ (0.19)     $   0.65    $   0.79    $   0.48      $   1.24      $  (0.51)
Distributions to shareowners:
 Net investment income                                    (0.27)        (0.56)      (0.57)      (0.53)        (0.52)        (0.51)
 In excess of net investment income                           -             -           -           -         (0.00)(a)         -
 Net realized gain                                            -             -       (0.08)      (0.18)            -         (0.02)
                                                        -------      --------    --------    --------      --------      --------
Net increase (decrease) in net asset value              $ (0.46)     $   0.09    $   0.14    $  (0.23)     $   0.72      $  (1.04)
                                                        -------      --------    --------    --------      --------      --------
Net asset value, end of period                          $ 11.24      $  11.70    $  11.61    $  11.47      $  11.70      $  10.98
                                                        =======      ========    ========    ========      ========      ========
Total return*                                             (1.65)%        5.80%       7.07%       4.13%        11.63%        (4.29)%
Ratio of net expenses to average net assets+               0.91%**       0.93%       0.93%       0.92%         0.95%         0.93%
Ratio of net investment income to average net assets+      4.95%**       4.88%       4.83%       4.49%         4.62%         4.43%
Portfolio turnover rate                                      49%**         80%        161%         92%           14%           24%
Net assets, end of period (in thousands)                $301,732     $326,173    $343,872    $333,867      $341,179      $368,559
Ratios with reductions for fees paid indirectly:
 Net expenses                                              0.91%**       0.93%       0.92%       0.91%         0.91%         0.92%
 Net investment income                                     4.95%**       4.88%       4.84%       4.50%         4.66%         4.44%

(a) Amount rounds to less than one cent per share
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
24

Pioneer Tax Free Income Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                        Six Months
                                                           Ended
                                                          6/30/04     Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                        (unaudited)    12/31/03    12/31/02     12/31/01     12/31/00     12/31/99
CLASS B
Net asset value, beginning of period                      $ 11.59      $ 11.51     $ 11.39      $ 11.62      $ 10.90      $ 11.93
                                                          -------      -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.24      $  0.46     $  0.46      $  0.44      $  0.43      $  0.42
 Net realized and unrealized gain (loss) on investments     (0.46)        0.09        0.22        (0.05)        0.72        (1.01)
                                                          -------      -------     -------      -------      -------      -------
   Net increase (decrease) from investment operations     $ (0.22)     $  0.55     $  0.68      $  0.39      $  1.15      $ (0.59)
Distributions to shareowners:
 Net investment income                                      (0.23)       (0.47)      (0.48)       (0.44)       (0.43)       (0.42)
 Net realized gain                                              -            -       (0.08)       (0.18)           -        (0.02)
                                                          -------      -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                $ (0.45)     $  0.08     $  0.12      $ (0.23)     $  0.72      $ (1.03)
                                                          -------      -------     -------      -------      -------      -------
Net asset value, end of period                            $ 11.14      $ 11.59     $ 11.51      $ 11.39      $ 11.62      $ 10.90
                                                          =======      =======     =======      =======      =======      =======
Total return*                                               (1.96)%       4.98%       6.17%        3.38%       10.78%       (5.01)%
Ratio of net expenses to average net assets+                 1.67%**      1.70%       1.69%        1.67%        1.71%        1.70%
Ratio of net investment income to average net assets+        4.18%**      4.10%       4.05%        3.73%        3.87%        3.66%
Portfolio turnover rate                                        49%**        80%        161%          92%          14%          24%
Net assets, end of period (in thousands)                  $17,988      $20,363     $18,960      $13,735      $11,145      $12,520
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.67%**      1.70%       1.69%        1.66%        1.70%        1.69%
 Net investment income                                       4.18%**      4.10%       4.05%        3.74%        3.88%        3.67%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                         Six Months
                                                           Ended
                                                          6/30/04    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                        (unaudited)   12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
CLASS C
Net asset value, beginning of period                      $ 11.52      $ 11.44      $ 11.31      $ 11.54      $ 10.91      $ 11.94
                                                          -------      -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.24      $  0.48      $  0.49      $  0.49      $  0.43      $  0.43
 Net realized and unrealized gain (loss) on investments     (0.46)        0.08         0.21        (0.05)        0.70        (1.01)
                                                          -------      -------      -------      -------      -------      -------
   Net increase (decrease) from investment operations     $ (0.22)     $  0.56      $  0.70      $  0.44      $  1.13      $ (0.58)
Distributions to shareowners:
 Net investment income                                      (0.23)       (0.48)       (0.49)       (0.49)       (0.43)       (0.43)
 In excess of net investment income                             -            -            -            -        (0.07)           -
 Net realized gain                                              -            -        (0.08)       (0.18)           -        (0.02)
                                                          -------      -------      -------      -------      -------      -------
Net increase (decrease) in net asset value                $ (0.45)     $  0.08      $  0.13      $ (0.23)     $  0.63      $ (1.03)
                                                          -------      -------      -------      -------      -------      -------
Net asset value, end of period                            $ 11.07      $ 11.52      $ 11.44      $ 11.31      $ 11.54      $ 10.91
                                                          =======      =======      =======      =======      =======      =======
Total return*                                               (1.96)%       5.04%        6.33%        3.39%       10.59%       (4.93)%
Ratio of net expenses to average net assets+                 1.64%**      1.66%        1.70%        1.62%        1.80%        1.69%
Ratio of net investment income to average net assets+        4.21%**      4.11%        4.03%        3.75%        3.80%        3.62%
Portfolio turnover rate                                        49%**        80%         161%          92%          14%          24%
Net assets, end of period (in thousands)                  $11,435      $11,266      $ 8,673      $ 3,505      $ 1,490      $ 2,505
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.64%**      1.66%        1.70%        1.61%        1.77%        1.65%
 Net investment income                                       4.21%**      4.11%        4.03%        3.76%        3.83%        3.66%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
26

Pioneer Tax Free Income Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                          Six Months
                                                            Ended         Year      2/28/02(a)
                                                           6/30/04        Ended         to
                                                         (unaudited)    12/31/03     12/31/02
CLASS Y
Net asset value, beginning of period                       $ 11.64       $ 11.56      $11.65
                                                           -------       -------      ------
Increase (decrease) from investment operations:
  Net investment income                                    $  0.30       $  0.62      $ 0.19
  Net realized and unrealized gain (loss) on
     investments                                             (0.47)         0.07        0.02
                                                           -------       -------      ------
     Net increase (decrease) from investment
       operations                                          $ (0.17)      $  0.69      $ 0.21
Distributions to shareowners:
  Net investment income                                      (0.29)        (0.61)      (0.22)
     Net realized gain                                           -             -       (0.08)
                                                           -------       -------      ------
Net increase (decrease) in net asset value                 $ (0.46)      $  0.08      $(0.09)
                                                           -------       -------      ------
Net asset value, end of period                             $ 11.18       $ 11.64      $11.56
                                                           =======       =======      ======
Total return*                                                (1.48)%        6.21%       1.40%
Ratio of net expenses to average net assets+                  0.55%**       0.57%       0.87%**
Ratio of net investment income to average net assets+         5.33%**       5.21%       4.95%**
Portfolio turnover rate                                         49%**         80%        161%
Net assets, end of period (in thousands)                   $ 1,860       $ 1,387      $  392
Ratios with reduction for fees paid indirectly:
  Net expenses                                                0.55%**       0.57%       0.87%**
  Net investment income                                       5.33%**       5.21%       4.95%**

(a) Class Y shares were first publicly offered on February 28, 2002. The per share amounts and ratios shown are based on the period from August 29, 2002 to June 30, 2004, during which the class had operations.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
================================================================================

1. Organization and Significant Accounting Policies

Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of income exempt from federal income tax, consistent with preservation of capital.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation method are valued at their fair values as determined by, or under the direction of the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

Pioneer Tax Free Income Fund

================================================================================

================================================================================

   At June 30, 2004 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized, respectfully daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

--------------------------------------------------------------------------------

                                   2003
--------------------------------------------------------------------------------
  Distributions paid from:
   Tax exempt income          $17,310,766
   Long-term capital gain               -
                              -----------
   Total                      $17,310,766
                              -----------

--------------------------------------------------------------------------------

Pioneer Tax Free Income Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2003.

--------------------------------------------------------------------------------

                                        2003
--------------------------------------------------------------------------------
  Undistributed ordinary income     $   228,801
  Capital loss carryforward         (11,559,109)
  Unrealized appreciation            25,693,307
                                    -----------
  Total                             $14,362,999
                                    -----------

--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of premium amortization.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $21,011 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2004.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect

Pioneer Tax Free Income Fund

================================================================================

================================================================================

   to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

2. Management Agreement
Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.48% of the next $50 million; and 0.45% of the excess over $300 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $157,816 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $32,899 in transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $97,266 in distribution fees payable to PFD at June 30, 2004.

Pioneer Tax Free Income Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
================================================================================

In addition, redemptions of each class of shares (except class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $42,691 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, the Fund's expenses were reduced by $1,192 under such arrangements.

6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

Pioneer Tax Free Income Fund

================================================================================
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
================================================================================

John F. Cogan, Jr., Chairman             Officers Trustees
Mary K. Bush                             John F. Cogan, Jr., President
Richard H. Egdahl, M.D.                  Osbert M. Hood, Executive
Margaret B.W. Graham                      Vice President
Osbert M. Hood                           Vincent Nave, Treasurer
Marguerite A. Piret                      Dorothy E. Bourassa, Secretary
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.





Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

================================================================================
RETIREMENT PLANS FROM PIONEER
================================================================================

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

================================================================================

================================================================================

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.


* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

================================================================================

================================================================================

                           This page for your notes.

================================================================================
HOW TO CONTACT PIONEER
================================================================================

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com

















16047-00-0804
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.